SHARES TO BE ISSUED - LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Shares To Be Issued - Liability
SHARES TO BE ISSUED - LIABILITY

NOTE 9 – SHARES TO BE ISSUED - LIABILITY

As of September 30, 2021 and December 31, 2020, the Company entered into various consulting agreements with consultants, directors, and terms of future financing from Labrys. The balances of shares to be issued – liability were $629,116 and $87,029 and has not been issued as of September 30, 2021 and December 31, 2020, respectively. The Company recorded these consultant and director shares under liability based on the shares will be issued at a fixed monetary amount known at inception under ASC 480.

Shares to be issued - liability is summarized as below:

Beginning Balance, January 1, 2021	$87,029
Shares to be issued	5,634,484
Shares issued	(5,092,397)
Ending Balance, September 30, 2021	$629,116

Shares to be issued - liability is summarized as below:

Beginning Balance, January 2, 2020	$-
Shares to be issued	87,029
Shares issued	-
Ending Balance, September 30, 2020	$87,029

NOTE 8 – SHARES TO BE ISSUED - LIABILITY

As of December 31, 2020, the Company entered into various consulting agreements with two directors and one consultant. The Company will issue common shares at fair value of $25,000 in each quarter. The balance of shares to be issued – liability was $87,029 and has not been issued as of December 31, 2020. The Company recorded these shares under liability based on the shares will be issued at a fixed monetary amount known at inception under ASC 480.